Intangible Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible Assets

Note 9—Intangible Assets

Goodwill
(EUR’000)
Cost:

At January 1, 2017	3,495
Additions	—

December 31, 2017	3,495
Additions	—
December 31, 2018	3,495

Accumulated impairment:

At January 1, 2017	—
Impairment charge	—

At December 31, 2017	—
Impairment charge	—
At December 31, 2018	—

Carrying amount:
At December 31, 2018	3,495

At December 31, 2017	3,495

Due to the risk associated with drug development, future income from development projects cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, we do not recognize internally generated intangible assets at this time. Thus, all research and development costs incurred for the financial years ended December 31, 2018, 2017 and 2016, were recognized in the consolidated statement of profit or loss.

Goodwill relates to the acquisition of Complex Biosystems GmbH (now Ascendis Pharma GmbH) in 2007. Goodwill was calculated as the excess amount of the purchase price to the fair value of identifiable assets acquired, and liabilities assumed at the acquisition date. Business combinations recognized before January 1, 2012, the Company’s date of transition to IFRS, have not been adjusted to IFRS 3, “Business Combinations”. Ascendis Pharma GmbH was initially a separate technology platform company but is now an integral part of our research and development activities, including significant participation in the development services provided to our external collaboration partners. Accordingly, it is not possible to look separately at Ascendis Pharma GmbH when considering the recoverable amount of the goodwill. Goodwill is monitored and tested for impairment on a consolidated level as we are considered to represent one cash-generating unit. The recoverable amount of the cash-generating unit is determined based on an estimation of the Company’s fair value less costs of disposal. We have determined the fair value of goodwill after taking into account the market value of our ADSs representing the enterprise value of our group enterprises as of the balance sheet date. The computation of our enterprise value significantly exceeded the carrying amount of our equity, leaving sufficient value to cover the carrying amount of goodwill. With reference to materiality, we have concluded that no further assumptions need to be applied in determining whether goodwill is impaired.

Goodwill is tested for impairment on an annual basis at December 31, or more frequently, if indications of impairment are identified. There have been no impairments recognized in any of the periods presented.